Financial risk management and fair values - Interest Rate Risk - Interest rate profile (Details) - Interest rate risk - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fixed rate
Disclosure of financial instruments by type of interest rate
Financial assets and liabilities	¥ (6,949,867)	¥ 158,613
Fixed rate | Loans and borrowings
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ (7,166,434)	¥ (571,265)
Fixed rate | Loans and borrowings | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.70%	2.07%
Fixed rate | Loans and borrowings | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	7.64%	3.00%
Fixed rate | Term deposits
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 216,567	¥ (409,135)
Fixed rate | Term deposits | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	1.05%	1.05%
Fixed rate | Term deposits | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	4.80%	4.80%
Fixed rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial assets		¥ (3,517)
Fixed rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate		2.10%
Fixed rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate		4.36%
Variable rate
Disclosure of financial instruments by type of interest rate
Financial assets and liabilities	¥ 6,861,692	¥ 6,321,165
Variable rate | Restricted cash
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 54,229	¥ 1,026
Variable rate | Restricted cash | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.05%	0.10%
Variable rate | Restricted cash | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	1.35%	0.95%
Variable rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 6,807,463	¥ 6,320,139
Variable rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.05%	0.00%
Variable rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	4.50%	4.31%